Organization and Summary of Significant Accounting Policies - Summary of Restricted Stock Unit Activity (Q3) (Details) - Restricted stock units - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Number of Shares
Unvested, beginning balance (in shares)	718,000	115,115
Vested (in shares)	(288,000)	(214,073)
Forfeited (in shares)	(11,000)	(55,500)
Unvested, ending balance (in shares)	419,000	718,000
Weighted Average Grant Date Fair Value
Unvested, beginning balance (in usd per share)	$ 1.57	$ 5.11
Vested (in usd per share)	1.82	1.70
Forfeited (in usd per share)	1.32	1.45
Unvested, ending balance (in usd per share)	$ 1.40	$ 1.57